Intangible assets - Summary of amortisation charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	$ 3,926	$ 4,156	$ 3,143
Cost of sales.
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	32	32	66
Research and development expense.
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	28	30	33
Selling, general and administrative costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	3,866	4,094	3,043
Other operating income and expense
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets			1
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	3,771	3,899	2,908
Product, marketing and distribution rights | Cost of sales.
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	32	32	66
Product, marketing and distribution rights | Selling, general and administrative costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	3,739	3,867	2,842
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	75	181	172
Other intangibles | Research and development expense.
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	28	30	33
Other intangibles | Selling, general and administrative costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	47	151	138
Other intangibles | Other operating income and expense
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets			1
Software development costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	80	76	63
Software development costs | Selling, general and administrative costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	$ 80	$ 76	$ 63